Provisions - Schedule of Movement in Provision for Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	$ 214	$ 240
Arising/reassessed during the period	(26)	(1)
Accretion cost	4	4
Restructuring charges	0	7
Utilized	(11)	(36)
Released to the consolidated statements of operations	(7)	0
Provisions at end of period	174	214
Provisions related to asset retirement obligations	(7)	(2)
Amounts paid	$ (4)	$ (34)